Share-Based Compensation	6 Months Ended
Jun. 30, 2019
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Share-Based Compensation

NOTE 25 - SHARE-BASED COMPENSATION

Description of the plans

Performance-Based Restricted Stock Units (equity-settled)

In April 2019, the Company granted Restricted Stock Units (RSUs) and Performance Stock Units (PSUs) to selected employees. These units will vest after three years from the grant date if the following conditions are met:

•	A vesting condition under which the beneficiaries must be continuously employed by the Company through the end of the vesting period (3 years), and

•

In respect of the PSUs, a performance condition, depending on the Total Stockholder Return (TSR) performance of Constellium shares over the vesting period compared to the TSR of specified indices. PSUs will ultimately vest based on a vesting multiplier which ranges from 0 to 2.

The following table lists the inputs to the model used for the PSUs granted in April 2019:

Fair value at grant date (in Euros)	10.44
Share price at grant date (in Euros)	7.10
Dividend yield	—
Expected volatility	52%
Risk-free interest rate (U.S. government bond yield)	2.29%
Model used	Monte Carlo

The fair value of the RSUs awarded is the quoted market price of Constellium shares at grant date.

Expense recognized during the year

In accordance with IFRS 2, share-based compensation is recognized as an expense over the vesting period. The estimate of this expense is based upon the fair value of a Class A potential ordinary share at grant date. The total expense related to the potential ordinary shares amounted to €7 million and €6 million for the six months ended June 30, 2019 and June 30, 2018, respectively.

Movement of potential shares

The following table illustrates the number and movements in shares during the period:

	Performance	Restricted	Equity Awards	Total
	Based Shares	shares	Plan	Potential shares
At January 1, 2019	3,085,164	1,312,524	57,913	4,455,601

Granted (A)	1,028,342	899,926	46,370	1,974,638
Over-performance (B)	21,802	—	—	21,802
Vested	(807,665)	(6,000)	(42,559)	(856,224)
Forfeited (C)	(78,806)	(20,737)	—	(99,543)

At June 30, 2019	3,248,837	2,185,713	61,724	5,496,274

(A)	For PSUs, the number of potential shares granted is presented using a vesting multiplier of 100%.
(B)	When the achievement of TSR performance exceeds the vesting multiplier of 100%, the additional potential shares are presented as over-performance shares.
(C)	For potential shares related to PSUs, 78,806 were forfeited following the departure of certain beneficiaries and none were forfeited in relation to the non-fulfilment of performance conditions.